Significant Operating Lease Arrangements	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Significant Operating Lease Arrangements
39.	SIGNIFICANT OPERATING LEASE ARRANGEMENTS

The Company’s major significant operating leases are arrangements on several parcels of land, machinery and equipment and office premises.

The Company expensed the lease payments as follows:

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Minimum lease payments	$1,135.7	$2,178.1	$4,243.1

Future minimum lease payments under the above non-cancellable operating leases are as follows:

	December 31, 2017	December 31, 2018
	NT$ (In Millions)	NT$ (In Millions)
Not later than 1 year	$3,116.2	$5,824.1
Later than 1 year and not later than 5 years	5,174.7	5,834.9
Later than 5 years	8,905.9	9,190.6

	$17,196.8	$20,849.6